Expense Example - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Real Estate Index ETF - Fidelity MSCI Real Estate Index ETF	Nov. 29, 2022 USD ($)
Expense Example:
1 year	$ 9
3 years	27
5 years	47
10 years	$ 108